Inventories (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Inventories
Raw materials	€ 3,616		€ 2,978
Work in progress	8,511		6,504
Total	12,127		€ 9,482
Change in inventory allowance	€ 334	€ (57)